March 30, 2020

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re: Guggenheim Defined Portfolios, Series 2016

File No. 333-236881

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on March 27, 2020.

Guggenheim Funds Distributors, LLC

By:   /s/ Amy Lee
 Vice President and Secretary